Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net loss attributable to equity holder	$ (35,501)	$ (5,231)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	42,058	39,430
Amortization of deferred financing costs and debt issuance costs	2,490	2,355
(Gain) loss on sale of property, plant and equipment	(44)	216
Unrealized foreign exchange gains	(5,439)
Trademark impairment loss	38,000
Asset impairments	250	760
Deferred income taxes	(22,809)	(6,439)
Other non-cash items, net	(301)	(861)
Changes in operating assets and liabilities:
Accounts receivable	16,596	(19,831)
Related party receivables, net	(6,620)	(8,838)
Inventories	(31,237)	(6,994)
Other current assets	(4,665)	5,160
Other assets	2,564	(425)
Accounts payable	(16,104)	6,481
Accrued expenses and other current liabilities	(11,153)	(4,776)
Other long-term liabilities	(4,467)	(1,372)
Net cash used in operating activities	(36,382)	(365)
Cash flows from investing activities:
Capital expenditures	(27,059)	(25,286)
Proceeds from sale of property, plant and equipment	1,494	47
Net cash used in investing activities	(25,565)	(25,239)
Cash flows from financing activities:
Revolver borrowings	20,000
Debt repayments	(2,303)	(2,285)
Net cash provided by (used in) financing activities	17,697	(2,285)
Effect of exchange rate changes on cash	(550)	(14)
Net decrease in cash and cash equivalents	(44,800)	(27,903)
Cash and cash equivalents at the beginning of period	76,619	78,917
Cash and cash equivalents at the end of period	$ 31,819	$ 51,014